Income Tax (Details) - Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Statutory Income Tax Rate And Effective Tax Rate Abstract
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(25.36%)	35.21%	(18.74%)
Effect of research and development credits	38.42%	6.66%	(14.21%)
Effect of other non-deductible expenses	(0.84%)	(0.46%)	0.12%
Effect of change in valuation allowance	(40.38%)	(54.92%)	16.40%
Effective tax rate	(3.16%)	11.49%	8.57%